TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES.
Schedule of total trade and other receivables

	Group	Group
	2025	2024
	$’000	$’000
Trade and other receivables	645	140
Prepaids	1,187	628
Other taxation and social security	—	2,311
Total trade and other receivables	1,832	3,079